Shareholder Report, Holdings (Details) - C000000105 [Member]	Dec. 31, 2024
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.